Financial result - Summary of financial income and financial expenses (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Change in fair value of liabilities of warrants	€ 0	€ 133	€ 0	€ 1,730
Interest income	3,287	4,256	6,867	9,719
Foreign currency gains	1,461	116	6,451	167
Gains on other financial instruments	54	49	23	799
Other financial income	4,802	4,421	13,341	10,685
Interest expenses	(203)	(244)	(415)	(493)
Foreign currency losses	(161)	(22,532)	(187)	(35,620)
Other financial expenses	(364)	(22,776)	(602)	(36,113)
Financial result	€ 4,438	€ (18,222)	€ 12,739	€ (23,698)